PROPERTY AND EQUIPMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation	$ 39,361	$ 37,431	$ 76,860	$ 24,444